SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Schedule of Estimated Useful Lives for Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2021
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	7 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	5 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	8 years